DBX ETF Trust | 1
Schedule of Investments
Xtrackers International Real Estate ETF
August 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.8%
Australia — 13.9%
Abacus Storage King REIT
438,248 407,303
Arena REIT
373,443 989,895
BWP Property Group Ltd.
534,417 1,241,705
Centuria Industrial REIT (a)
505,211 1,111,020
Centuria Office REIT
449,477 366,258
Charter Hall Group REIT
450,709 6,911,595
Charter Hall Long Wale REIT
605,037 1,809,706
Charter Hall Retail REIT
480,042 1,319,588
Charter Hall Social Infrastructure
REIT
319,090 705,894
Cromwell Property Group REIT
1,298,232 378,113
Dexus REIT
1,029,954 5,062,529
DigiCo Infrastructure REIT REIT
418,624 852,107
Goodman Group REIT
1,932,975 43,457,300
GPT Group REIT
1,825,282 6,666,132
Growthpoint Properties
Australia Ltd. REIT
263,370 427,492
Healthco REIT
426,202 206,423
HMC Capital Ltd. REIT
303,872 765,704
HomeCo Daily Needs REIT
1,696,812 1,493,708
Ingenia Communities Group
REIT
372,605 1,438,833
Lifestyle Communities Ltd. (a)
96,942 360,388
Mirvac Group REIT
3,764,152 5,814,186
National Storage REIT
1,334,295 2,104,644
REA Group Ltd.
48,503 7,969,003
Region Group REIT
1,113,645 1,778,469
Rural Funds Trust REIT
389,540 495,886
Scentre Group REIT
4,965,177 13,258,813
Stockland REIT
2,278,535 9,246,070
Vicinity Ltd. REIT
3,691,395 6,257,488
Waypoint REIT Ltd. REIT
623,556 1,081,511
(Cost $97,577,017)
123,977,763
Austria — 0.2%
CA Immobilien Anlagen AG
39,557 1,085,307
CPI Europe AG * (a)
32,603 711,719
(Cost $1,846,639)
1,797,026
Belgium — 1.8%
Aedifica SA REIT
45,569 3,501,677
Cofinimmo SA REIT
36,399 3,257,157
Montea NV REIT
19,763 1,579,957
Retail Estates NV REIT
12,413 1,008,343
VGP NV
12,387 1,413,652
Warehouses De Pauw CVA REIT
173,985 4,464,000
Xior Student Housing NV REIT
35,336 1,251,165
(Cost $17,695,268)
16,475,951
Brazil — 0.5%
Allos SA
391,026 1,726,015
Number
of Shares Value $
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes
272,403 1,411,170
Ez Tec Empreendimentos e
Participacoes SA
86,853 236,489
Multiplan Empreendimentos
Imobiliarios SA
297,084 1,524,252
(Cost $4,086,188)
4,897,926
Canada — 6.3%
Allied Properties Real Estate
Investment Trust REIT (a)
120,027 1,626,062
Altus Group Ltd.
43,266 1,941,526
Artis Real Estate Investment
Trust REIT (a)
56,379 297,304
Boardwalk Real Estate
Investment Trust REIT
38,616 1,980,654
Canadian Apartment Properties
REIT (a)
152,373 4,716,743
Chartwell Retirement
Residences
269,192 3,631,185
Choice Properties Real Estate
Investment Trust REIT (a)
240,801 2,544,902
Colliers International Group, Inc.
41,390 6,835,779
Crombie Real Estate Investment
Trust REIT (a)
103,526 1,134,077
CT Real Estate Investment Trust
REIT (a)
68,965 809,226
Dream Industrial Real Estate
Investment Trust REIT (a)
270,720 2,417,442
First Capital Real Estate
Investment Trust REIT (a)
186,755 2,630,716
FirstService Corp.
40,521 8,160,276
Granite Real Estate Investment
Trust REIT (a)
59,059 3,365,582
H&R Real Estate Investment
Trust REIT (a)
250,906 2,222,235
InterRent Real Estate Investment
Trust REIT (a)
132,431 1,290,598
Killam Apartment Real Estate
Investment Trust REIT (a)
112,174 1,468,201
Minto Apartment Real Estate
Investment Trust REIT, 144A
(a)
34,997 345,904
Nexus Industrial REIT (a)
46,047 263,279
Northwest Healthcare Properties
Real Estate Investment Trust
REIT (a)
205,139 748,568
Primaris Real Estate Investment
Trust REIT (a)
72,141 789,219
RioCan Real Estate Investment
Trust REIT (a)
282,493 3,802,375
Slate Grocery, Class U REIT (a)
56,216 583,063
SmartCentres Real Estate
Investment Trust REIT (a)
125,484 2,464,073
(Cost $53,262,018)
56,068,989
Chile — 0.5%
Cencosud Shopping SA
438,192 891,800

2 | DBX ETF Trust
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Parque Arauco SA
672,926 1,558,265
Plaza SA
755,111 1,780,021
(Cost $3,071,686)
4,230,086
China — 0.7%
A-Living Smart City Services Co.
Ltd., Class H, 144A (a)
685,674 270,018
China Resources Mixc Lifestyle
Services Ltd., 144A
608,929 3,025,957
China Vanke Co. Ltd., Class H
* (a)
2,047,576 1,394,669
Guangzhou R&F Properties Co.
Ltd., Class H * (a)
1,433,176 136,040
Onewo, Inc., Class H
276,442 890,050
Poly Property Services Co. Ltd.,
Class H
141,314 637,339
(Cost $10,113,576)
6,354,073
Egypt — 0.1%
Palm Hills Developments SAE *
957,417 159,471
Talaat Moustafa Group
666,571 761,129
(Cost $428,510)
920,600
Finland — 0.3%
Citycon OYJ *
82,683 348,604
Kojamo OYJ *
171,479 2,101,500
(Cost $3,107,508)
2,450,104
France — 3.4%
ARGAN SA REIT
11,934 903,779
Carmila SA REIT *
50,693 1,020,583
Covivio SA REIT
52,071 3,410,105
Gecina SA REIT
45,364 4,452,318
ICADE REIT
29,907 726,028
Klepierre SA REIT
213,509 8,332,083
Mercialys SA REIT
88,686 1,125,269
Unibail-Rodamco-Westfield
REIT *
102,371 10,640,492
(Cost $25,122,943)
30,610,657
Germany — 3.6%
Deutsche Wohnen SE
51,891 1,357,505
LEG Immobilien SE
70,786 5,928,281
TAG Immobilien AG
167,460 2,998,985
Vonovia SE
669,345 21,647,249
(Cost $34,600,328)
31,932,020
Greece — 0.1%
LAMDA Development SA *
(Cost $575,296)
79,500 687,675
Hong Kong — 10.6%
C&D International Investment
Group Ltd.
740,024 1,758,018
China Jinmao Holdings Group
Ltd.
7,764,527 1,454,134
China Overseas Grand Oceans
Group Ltd.
1,635,364 474,088
Number
of Shares Value $
China Overseas Land &
Investment Ltd.
3,517,880 6,276,892
China Overseas Property
Holdings Ltd.
1,165,813 798,558
China Resources Land Ltd.
2,747,273 10,769,405
CK Asset Holdings Ltd.
1,936,985 9,123,584
Fortune Real Estate Investment
Trust REIT
1,404,829 868,574
Hang Lung Group Ltd.
826,068 1,446,388
Hang Lung Properties Ltd.
1,652,082 1,678,392
Henderson Land Development
Co. Ltd.
1,273,304 4,393,604
Hongkong Land Holdings Ltd.
974,223 6,040,183
Hysan Development Co. Ltd.
546,119 1,025,569
Kerry Properties Ltd.
552,530 1,427,420
Link REIT
2,453,952 13,044,347
New World Development Co.
Ltd. * (a)
1,349,440 1,145,904
Poly Property Group Co. Ltd.
1,877,139 385,259
Shandong Hi-Speed Holdings
Group Ltd. * (a)
1,796,389 4,067,070
Shanghai Industrial Holdings
Ltd.
359,728 666,774
Sun Hung Kai Properties Ltd.
1,433,407 16,842,305
Swire Properties Ltd.
935,345 2,533,975
Wharf Holdings Ltd.
928,329 2,657,863
Wharf Real Estate Investment
Co. Ltd.
1,472,355 4,268,325
Yuexiu Property Co. Ltd. (a)
1,293,581 819,704
(Cost $105,493,867)
93,966,335
India — 1.2%
DLF Ltd.
899,926 7,538,728
Godrej Properties Ltd. *
144,862 3,198,114
(Cost $7,918,677)
10,736,842
Indonesia — 0.2%
Bangun Kosambi Sukses PT
487,893 190,838
PT Bumi Serpong Damai Tbk *
6,569,529 432,258
PT Ciputra Development Tbk
8,003,652 492,644
PT Kawasan Industri Jababeka
Tbk
14,703,055 185,460
PT Pakuwon Jati Tbk
14,397,071 324,785
PT Summarecon Agung Tbk
9,367,937 254,508
(Cost $2,095,471)
1,880,493
Ireland — 0.1%
Irish Residential Properties REIT
PLC REIT
(Cost $483,094)
490,426 552,230
Israel — 2.4%
Africa Israel Residences Ltd.
6,099 437,655
Airport City Ltd. *
52,699 955,328
Alony Hetz Properties &
Investments Ltd.
176,285 2,002,909
Amot Investments Ltd.
216,583 1,546,397

DBX ETF Trust | 3
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Aura Investments Ltd.
141,921 876,252
Azrieli Group Ltd.
34,800 3,329,596
Big Shopping Centers Ltd.
15,433 3,031,181
Electra Real Estate Ltd. *
25,484 348,747
G City Ltd.
88,220 334,727
Israel Canada T.R Ltd.
165,108 710,875
Isras Investment Co. Ltd.
1,010 265,293
Melisron Ltd.
22,917 2,688,056
Menivim- The New REIT Ltd.
REIT
752,533 504,456
Mivne Real Estate KD Ltd.
547,931 2,010,170
Prashkovsky Investments and
Construction Ltd.
6,847 272,893
Reit 1 Ltd. REIT
186,996 1,356,952
Sella Capital Real Estate Ltd.
REIT
215,105 659,873
(Cost $14,995,726)
21,331,360
Japan — 22.8%
Activia Properties, Inc. REIT
1,394 1,285,528
Advance Residence Investment
Corp. REIT
2,751 3,054,064
AEON REIT Investment Corp.
REIT
1,618 1,449,120
Comforia Residential REIT, Inc.
REIT
670 1,423,736
CRE Logistics REIT, Inc. REIT
592 627,381
Daito Trust Construction Co. Ltd.
62,400 6,670,308
Daiwa House REIT Investment
Corp. REIT (a)
4,376 3,782,152
Daiwa Office Investment Corp.
REIT
531 1,321,849
Daiwa Securities Living
Investments Corp. REIT
1,929 1,413,658
Dear Life Co. Ltd.
26,300 238,952
ES-Con Japan Ltd.
51,600 356,359
Frontier Real Estate Investment
Corp. REIT
2,462 1,467,223
Fukuoka REIT Corp. REIT (a)
729 916,060
Global One Real Estate
Investment Corp. REIT
730 734,350
GLP J REIT (a)
4,612 4,315,946
Goldcrest Co. Ltd.
13,200 302,973
Hankyu Hanshin REIT, Inc. REIT
664 774,686
Health Care & Medical
Investment Corp. REIT
348 283,946
Heiwa Real Estate Co. Ltd.
42,000 649,058
Heiwa Real Estate REIT, Inc. REIT
712 730,306
Hoshino Resorts REIT, Inc. REIT
557 1,058,044
Hulic Co. Ltd.
692,700 7,458,939
Hulic Reit, Inc. REIT (a)
795 898,284
Ichigo Hotel REIT Investment
Corp. REIT
267 257,498
Ichigo Office REIT Investment
Corp. REIT
951 623,745
Ichigo, Inc.
187,300 556,191
Number
of Shares Value $
Industrial & Infrastructure Fund
Investment Corp. REIT
2,374 2,095,491
Invincible Investment Corp. REIT
7,305 3,323,508
JALCO Holdings, Inc. (a)
66,800 158,327
Japan Excellent, Inc. REIT
752 749,311
Japan Hotel REIT Investment
Corp. REIT
4,888 2,879,700
Japan Logistics Fund, Inc. REIT
1,909 1,274,184
Japan Metropolitan Fund Invest
REIT (a)
6,855 5,224,413
Japan Prime Realty Investment
Corp. REIT
2,596 1,828,206
Japan Real Estate Investment
Corp. REIT
4,982 4,339,845
JINUSHI Co. Ltd.
16,400 345,146
Kasumigaseki Capital Co. Ltd.
13,200 832,501
KDX Realty Investment Corp.
REIT
3,865 4,453,996
Ki-Star Real Estate Co. Ltd. (a)
8,400 298,641
LaSalle Logiport REIT (a)
1,748 1,697,700
Leopalace21 Corp.
182,300 864,163
Loadstar Capital KK
10,400 215,331
MIGALO HOLDINGS, Inc. (a)
26,100 177,585
Mirai Corp. REIT
1,742 568,308
Mirarth Holdings, Inc.
114,831 308,145
Mitsubishi Estate Co. Ltd.
1,190,400 25,603,836
Mitsubishi Estate Logistics REIT
Investment Corp. REIT (a)
1,418 1,176,315
Mitsui Fudosan Co. Ltd.
2,647,400 28,308,653
Mitsui Fudosan Logistics Park,
Inc. REIT
3,086 2,303,597
Mori Hills REIT Investment Corp.
REIT
1,492 1,446,018
Mori Trust Sogo Reit, Inc. REIT
(a)
2,316 1,179,886
Mugen Estate Co. Ltd.
13,900 192,655
Nippon Accommodations Fund,
Inc. REIT (a)
1,717 1,443,064
Nippon Building Fund, Inc. REIT
8,144 7,887,463
Nippon Prologis REIT, Inc. REIT
6,788 3,952,828
NIPPON REIT Investment Corp.
REIT
1,670 1,118,073
Nomura Real Estate Holdings,
Inc.
516,600 3,216,237
Nomura Real Estate Master
Fund, Inc. REIT (a)
2,944 3,228,224
NTT UD REIT Investment Corp.
REIT
967 895,706
One REIT, Inc. REIT (a)
617 378,205
Open House Group Co. Ltd.
78,900 4,063,088
Orix JREIT, Inc. REIT (a)
3,948 2,635,137
Relo Group, Inc.
103,400 1,228,898
Samty Residential Investment
Corp. REIT
374 285,547
Sankei Real Estate, Inc. REIT
492 321,019

4 | DBX ETF Trust
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Sekisui House Reit, Inc. REIT
3,143 1,729,640
SOSiLA Logistics REIT, Inc. REIT
688 563,708
SRE Holdings Corp. (a)
10,000 225,779
Star Asia Investment Corp. REIT
2,507 1,043,267
Starts Corp., Inc.
32,400 1,100,044
Starts Proceed Investment Corp.
REIT
220 297,429
Sumitomo Realty &
Development Co. Ltd.
453,800 18,841,238
Sun Frontier Fudousan Co. Ltd.
25,900 414,718
Takara Leben Real Estate
Investment Corp. REIT (a)
886 569,647
Tokyo Tatemono Co. Ltd.
201,100 3,822,030
Tokyu Fudosan Holdings Corp.
583,700 4,728,835
Tokyu REIT, Inc. REIT
571 781,686
Tosei Corp.
27,800 604,945
Tosei Reit Investment Corp. REIT
257 257,481
United Urban Investment Corp.
REIT
2,075 2,504,274
(Cost $182,481,567)
202,634,027
Luxembourg — 0.5%
Aroundtown SA *
668,293 2,650,221
Grand City Properties SA *
62,347 804,209
Shurgard Self Storage Ltd. REIT
28,823 1,133,575
(Cost $4,988,579)
4,588,005
Malaysia — 0.8%
Eco World Development Group
Bhd
1,168,100 580,594
IGB Real Estate Investment Trust
REIT
1,444,000 922,793
IOI Properties Group Bhd
1,322,887 698,234
Mah Sing Group Bhd
1,222,100 332,643
Matrix Concepts Holdings Bhd
1,166,341 361,635
Sime Darby Property Bhd
2,117,346 741,697
SP Setia Bhd Group
1,880,917 467,447
Sunway Bhd
2,172,461 2,529,824
Tanco Holdings Bhd *
2,215,920 369,757
UEM Sunrise Bhd
1,477,030 258,699
(Cost $3,974,414)
7,263,323
Mexico — 1.4%
Corp. Inmobiliaria Vesta SAB
de CV
851,984 2,350,159
FIBRA Macquarie Mexico REIT,
144A
756,779 1,263,971
Fibra MTY SAPI de CV REIT (a)
2,303,006 1,635,431
Fibra Uno Administracion SA de
CV REIT
2,662,149 3,746,670
Prologis Property Mexico SA de
CV REIT
1,025,039 3,784,142
(Cost $10,352,016)
12,780,373
Netherlands — 0.9%
CTP NV, 144A (a)
128,265 2,756,466
Number
of Shares Value $
Eurocommercial Properties NV
REIT
42,630 1,352,248
NEPI Rockcastle NV *
435,580 3,606,744
(Cost $5,863,057)
7,715,458
New Zealand — 0.4%
Goodman Property Trust REIT
1,005,380 1,216,110
Kiwi Property Group Ltd.
1,540,596 945,390
Precinct Properties Group (b)
1,483,712 1,098,708
(Cost $3,729,345)
3,260,208
Norway — 0.1%
Entra ASA, 144A *
(Cost $849,183)
66,074 799,665
Philippines — 1.6%
AREIT, Inc. REIT
1,305,761 1,021,393
Ayala Corp.
316,914 3,022,454
Ayala Land, Inc.
7,577,928 3,713,045
SM Prime Holdings, Inc.
15,796,787 6,385,612
(Cost $19,082,925)
14,142,504
Russia — 0.0%
LSR Group PJSC * (c)
30,984 0
PIK-Spetsializirovannyy
Zastroyshchik PAO * (c)
192,287 0
(Cost $2,472,023)
0
Singapore — 6.3%
AIMS APAC REIT
704,100 740,869
CapitaLand Ascendas REIT
3,417,269 7,244,717
CapitaLand Ascott Trust (b)
2,554,110 1,761,798
CapitaLand China Trust REIT
1,107,247 647,261
Capitaland India Trust (a)
942,617 866,943
CapitaLand Integrated
Commercial Trust REIT
5,289,055 9,399,100
CapitaLand Investment Ltd.
2,385,963 5,132,703
CDL Hospitality Trusts (b)
800,844 496,236
Centurion Corp. Ltd.
244,100 334,853
City Developments Ltd.
461,450 2,445,721
Digital Core REIT Management
Pte Ltd. REIT
833,100 424,881
ESR-REIT REIT
676,491 1,444,727
Frasers Centrepoint Trust REIT
1,229,218 2,232,329
Frasers Hospitality Trust (b)
709,700 389,975
Frasers Logistics & Commercial
Trust REIT
2,749,578 1,950,207
Keppel REIT
2,266,308 1,722,253
Keppel DC REIT
1,737,808 3,196,591
Lendlease Global Commercial
REIT
1,674,051 782,877
Mapletree Industrial Trust REIT
2,008,978 3,225,639
Mapletree Logistics Trust REIT
3,241,417 3,082,252
Mapletree Pan Asia Commercial
Trust REIT
2,179,618 2,344,406
Parkway Life Real Estate
Investment Trust REIT
424,962 1,397,771

DBX ETF Trust | 5
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Suntec Real Estate Investment
Trust REIT
1,713,500 1,762,915
UOL Group Ltd.
443,217 2,573,629
Yanlord Land Group Ltd. * (a)
535,300 296,230
(Cost $55,948,366)
55,896,883
South Africa — 0.9%
Equites Property Fund Ltd. REIT
643,200 604,531
Fortress Real Estate Investments
Ltd., Class B
895,278 1,139,479
Growthpoint Properties Ltd.
REIT
2,613,121 2,131,110
Hyprop Investments Ltd. REIT
281,217 743,502
Redefine Properties Ltd. REIT
5,332,988 1,525,110
Resilient REIT Ltd. REIT
251,442 952,691
Vukile Property Fund Ltd. REIT
977,687 1,182,480
(Cost $6,609,414)
8,278,903
South Korea — 0.1%
ESR Kendall Square REIT Co.
Ltd. REIT
170,696 538,394
SK Eternix Co. Ltd. *
14,829 218,129
SK REITs Co. Ltd. REIT
156,845 559,012
(Cost $1,422,689)
1,315,535
Spain — 0.9%
Inmobiliaria Colonial Socimi SA
REIT
243,622 1,606,876
Merlin Properties Socimi SA
REIT
362,244 5,397,609
Neinor Homes SA, 144A *
31,881 635,877
(Cost $5,884,284)
7,640,362
Sweden — 3.9%
Atrium Ljungberg AB, Class B
227,593 757,357
Castellum AB (a)
375,359 4,250,821
Catena AB
40,708 1,868,963
Cibus Nordic Real Estate AB
59,608 1,073,329
Corem Property Group AB, Class
B (a)
605,674 294,582
Dios Fastigheter AB
102,184 693,025
Fabege AB
209,454 1,803,339
Fastighets AB Balder, Class B *
672,395 4,780,472
Hemnet Group AB
80,297 2,086,727
Hufvudstaden AB, Class A
108,822 1,417,461
Logistea AB, Class B
241,231 383,276
NP3 Fastigheter AB
32,134 857,151
Nyfosa AB
155,702 1,348,774
Pandox AB
103,883 1,878,795
Platzer Fastigheter Holding AB,
Class B
72,975 526,534
Sagax AB, Class B
211,404 4,578,237
Sagax AB, Class D
113,633 411,146
Samhallsbyggnadsbolaget i
Norden AB * (a)
1,176,226 593,950
Swedish Logistic Property AB,
Class B *
179,371 741,848
Number
of Shares Value $
Wallenstam AB, Class B
465,400 2,169,168
Wihlborgs Fastigheter AB
260,435 2,584,802
(Cost $36,417,339)
35,099,757
Switzerland — 2.7%
Allreal Holding AG
14,757 3,346,434
Mobimo Holding AG
6,982 2,761,169
PSP Swiss Property AG
43,591 7,255,620
Swiss Prime Site AG
76,444 10,638,349
(Cost $17,693,034)
24,001,572
Taiwan — 1.1%
Advancetek Enterprise Co. Ltd.
254,068 416,389
Cathay Real Estate Development
Co. Ltd.
632,688 436,701
Chong Hong Construction Co.
Ltd.
208,746 516,240
Da-Li Development Co. Ltd.
344,922 478,408
Delpha Construction Co. Ltd.
474,661 478,240
Farglory Land Development Co.
Ltd.
249,324 501,592
Highwealth Construction Corp.
1,711,302 2,339,993
Huaku Development Co. Ltd.
269,783 882,523
Huang Hsiang Construction
Corp.
168,539 223,013
Hung Sheng Construction Ltd.
352,210 247,139
JSL Construction &
Development Co Ltd. *
193,748 494,360
Kindom Development Co. Ltd.
397,488 458,348
Radium Life Tech Co. Ltd. *
621,340 225,613
Ruentex Development Co. Ltd.
1,853,479 1,828,044
Sakura Development Co. Ltd.
406,922 652,257
Taiwan Land Development Corp.
* (c)
243,531 0
(Cost $10,067,510)
10,178,860
Thailand — 1.2%
Amata Corp. PCL
776,800 378,868
Amata Corp. PCL, NVDR
46,584 22,720
AP Thailand PCL, NVDR
2,334,300 529,622
Asset World Corp. PCL, NVDR
7,551,200 517,477
Central Pattana PCL, NVDR
3,092,500 4,916,307
Land & Houses PCL, NVDR
7,139,400 859,505
MBK PCL
1,044,800 554,732
Quality Houses PCL
582,900 24,471
Quality Houses PCL, NVDR
7,000,700 293,902
Sansiri PCL
788,900 35,068
Sansiri PCL, NVDR
13,972,300 621,087
Supalai PCL, NVDR
1,158,065 546,948
WHA Corp. PCL, NVDR
9,495,996 1,055,274
(Cost $12,396,501)
10,355,981
Turkey — 0.5%
AKIS Gayrimenkul Yatirimi AS
REIT
985,293 186,284

6 | DBX ETF Trust
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Emlak Konut Gayrimenkul
Yatirim Ortakligi AS REIT
1,862,208 936,761
Is Gayrimenkul Yatirim Ortakligi
AS REIT *
355,547 177,125
Kiler Holding AS *
226,230 352,952
Kuyumcukent Gayrimenkul
Yatirimlari AS REIT *
323,374 441,643
LYDIA HOLDING AS *
67,812 214,230
Reysas Gayrimenkul Yatirim
Ortakligi AS REIT *
556,409 317,484
Ronesans Gayrimenkul Yatirim
AS *
43,078 149,805
Sinpas Gayrimenkul Yatirim
Ortakligi AS REIT *
2,165,601 257,872
Tera Yatirim Teknoloji Holding
AS REIT *
517,694 360,310
Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT
147,464 254,434
Ziraat Gayrimenkul Yatirim
Ortakligi AS
847,058 475,917
(Cost $2,216,173)
4,124,817
United Kingdom — 6.8%
Assura PLC REIT
1 1
Big Yellow Group PLC REIT
188,922 2,322,712
British Land Co. PLC REIT
966,764 4,380,816
Derwent London PLC REIT
101,637 2,334,383
Empiric Student Property PLC
REIT
655,001 799,100
Grainger PLC
641,118 1,682,126
Great Portland Estates PLC REIT
345,602 1,426,458
Hammerson PLC REIT
469,562 1,820,733
Land Securities Group PLC REIT
717,244 5,368,440
LondonMetric Property PLC REIT
2,042,391 5,082,764
Picton Property Income Ltd.
REIT
517,415 518,698
Primary Health Properties PLC
REIT
2,241,036 2,785,532
Rightmove PLC
752,032 7,551,157
Safestore Holdings PLC REIT
210,855 1,791,868
Savills PLC
130,288 1,601,833
Segro PLC REIT
1,190,142 10,081,793
Shaftesbury Capital PLC REIT
1,418,212 2,797,470
Tritax Big Box REIT PLC REIT
2,105,196 3,947,785
UNITE Group PLC REIT, Series 6
355,711 3,354,472
Workspace Group PLC REIT
132,076 713,765
(Cost $67,177,695)
60,361,906
TOTAL COMMON STOCKS
(Cost $832,099,926)
879,308,269
WARRANTS — 0.0%
Malaysia — 0.0%
Eco World Development Group
Bhd*
,
expires 4/12/29
(Cost $0)
106,640 24,357
Number
of Shares Value $
EXCHANGE-TRADED FUNDS
— 0.2%
Vanguard Global ex-U.S. Real
Estate ETF
(Cost $1,866,336)
45,000 2,119,500
SECURITIES LENDING
COLLATERAL — 7.2%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.24%
(d)(e)
(Cost $64,597,155)
64,597,155 64,597,155
CASH EQUIVALENTS — 0.2%
DWS Government Money Market
Series "Institutional Shares",
4.25% (d)
(Cost $1,515,386)
1,515,386 1,515,386
TOTAL INVESTMENTS
— 106.4%
(Cost $900,078,803)
947,564,667
Other assets and liabilities,
net — (6.4%)
(57,399,405)
NET ASSETS — 100.0%
890,165,262

DBX ETF Trust | 7
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2025 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2025 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2025
Value ($) at
8/31/2025
SECURITIES LENDING COLLATERAL — 7.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.24% (d)(e)
89,001,092 — (24,403,937) (f) — — 169,961 — 64,597,155 64,597,155
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series "Institutional Shares", 4.25% (d)
834,418 21,181,116 (20,500,148) — — 21,859 — 1,515,386 1,515,386
89,835,510 21,181,116 (44,904,085) — — 191,820 — 66,112,541 66,112,541
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $58,318,657, which is 6.6% of net assets.
(b)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)
Investment was valued using significant unobservable inputs.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2025.
CVA: Certificaten Van Aandelen (Dutch Certificate)
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
REIT: Real Estate Investment Trust
SAE: Societe Anonyme Egyptienne
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

8 | DBX ETF Trust
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2025 (Unaudited)
At August 31, 2025 the Xtrackers International Real Estate ETF had the following sector diversification:
At August 31, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Real Estate Operations/Development
295,896,224 31 .2
Diversified
127,914,259 13 .5
Real Estate Management/Services
109,910,273 11 .6
Warehouse/Industry
100,891,636 10 .7
Shopping Centers
83,781,276 8 .8
Office Property
45,977,232 4 .9
Apartments
29,586,661 3 .1
Regional Malls
15,049,847 1 .6
Health Care
12,181,074 1 .3
E-Commerce/Services
9,637,884 1 .0
Other
48,506,260 5 .1
Total
879,332,626 92 .8
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
CAC 40 Index
EUR 8 725,153 722,293 9/19/2025 (2,860)
E-Mini S&P 500 Index
USD 6 1,836,646 1,941,825 9/19/2025 105,179
EURO STOXX  50 Index
EUR 20 1,248,223 1,255,245 9/19/2025 7,022
S&P/TSX 60 Index Mini
CAD 2 115,033 123,508 9/18/2025 8,475
SPI 200 Index
AUD 16 2,237,671 2,339,707 9/18/2025 102,036
TOPIX Index
JPY 8 1,530,750 1,674,102 9/11/2025 143,352
Total net unrealized appreciation
363,204
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
JPY Japanese Yen
USD U.S. Dollar

DBX ETF Trust | 9
Schedule of Investments
Xtrackers International Real Estate ETF
(Continued)
August 31, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
HAUZ-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 879,308,269 $ — $ 0 $ 879,308,269
Warrants
24,357 — — 24,357
Exchange-Traded Funds
2,119,500 — — 2,119,500
Short-Term Investments (a)
66,112,541 — — 66,112,541
Derivatives (b)
Futures Contracts
366,064 — — 366,064
TOTAL
$ 947,930,731 $ — $ 0 $ 947,930,731
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Futures Contracts
$ (2,860) $ — $ — $ (2,860)
TOTAL
$ (2,860) $ — $ — $ (2,860)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.